Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019
Debt Instrument [Line Items]
Less: Unamortized discount and debt issuance costs	$ (895)	$ (1,087)
Long-term debt	174,105	173,913	$ 168,300
Term Loans Due December 23, 2024 | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 175,000	$ 175,000